Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Loan Receivable Related Parties	Loan receivable — related parties:
	As of December 31, 2024	As of December 31, 2023
Loan to Lakeshore Acquisition II Corp.	$-	$460,000
Total loan receivable – related parties	$-	$460,000

Schedule of Short-Term Loans Related Parties

Short-term loans — related parties

	As of March 31, 2025	As of December 31, 2024
Zhiyi Zhang (1)	$60,000	$60,000
Tie Li (2)	35,000	185,000
NMCayman (3)	35,755	35,755
Total short-term loans – related parties	$130,755	$280,755

(1)	On November 29, 2022, Visiontech signed a loan with Zhiyi (Jonathan) Zhang, one of the stockholders of the Company, for the principal amount of $100,000 with 8% interest rate. This loan is originally required to be paid in full before May 29, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently further extended to August 15, 2024 and April 15, 2025 and finally extended to October 16,2025. During the year ended December 31, 2023, the Company paid $40,000 to Zhiyi Zhang. The loan balance as of March 31,2025 and December 31, 2024 was $60,000 and $60,000. As of March 31, 2025 and December 31, 2024, the accrued interest of this loan was $13,263 and $12,079, respectively.
(2)	In December 2022, the Company signed two loans with Tie (James) Li, the Company’s CEO, for the total principal amount of $610,000 with 8% interest rate. This loan is originally required to be paid in full before June 1, 2023, the Company initially extended it to November 15, 2023. The Company made $500,000 payments towards the loan on June 16, 2023 and paid each $50,000 on July 29, 2024 and January 14, 2025. The $110,000 loan was further extended to February 15, 2024, subsequently extended to August 15, 2024 and April 15, 2025, and finally extended to October 16, 2025. The loan balance as of March 31,2025 and December 31, 2024 was $10,000 and $60,000, respectively. The accrued interest of this loan as of March 31, 2025 and December 31, 2024 was $745 and $547, respectively.

On July 11, 2023, Lakeshore signed one loan with Tie (James) Li for a principal amount of $125,000 with 8% interest rate. This loan was required to be paid in full before November 11, 2023. On December 8, 2023, Lakeshore entered into a side letter to this loan agreement to extend the repayment to March 11, 2024 and agree to waive any and all interest and penalties that may have accrued commencing on November 11, 2023. This loan was subsequently extended to September 15, 2024 and April 15, 2025, and finally extended to October 16, 2025. The Company made $100,000 payments towards the loan on January 14, 2025. The loan balance as of March 31, 2025 and December 31, 2024 was $25,000 and $125,000, respectively. As of March 31, 2025, accrued interest of this loan was $3,014.

(3)	On January 17, 2023, the Company and NMCayman entered into a loan agreement for the principal amount of $318,270 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently extended to August 15, 2024 and April 15, 2025, and finally extended to October 16, 2025. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with NMCayman, under which $299,714 balance of this debt and $277,786 balance of another debt (see below) will be converted into 218,750 shares of common stock for James at a conversion price of $2.64 per share. As of March 31, 2025 and December 31, 2024, the loan balance was $18,556 and $18,556, respectively. As of March 31, 2025 and December 31, 2024, accrued interest of this loan was $46,545 and $46,180, respectively.

On January 17, 2023, the Company and NMCayman entered into a loan agreement for the principal amount of $294,985 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently extended to August 15, 2024 and April 15, 2025, and finally extended to October 16, 2025. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with NMCayman, under which $277,786 balance of this debt and $299,714 balance of another debt will be converted into 218,750 shares of common stock for James at a conversion price of $2.64 per share. As of March 31, 2025 and December 31, 2024, the loan balance was $17,199 and $17,199, respectively. As of March 31, 2025 and December 31, 2024, the accrued interest of this loan was $42,788 and $42,449, respectively.

Interest expense for short-term loan - related parties amounted to $2,579 and $16,056 during the three months ended March 31, 2025 and 2024, respectively.

Short-term loans — related parties

	As of December 31, 2024	As of December 31, 2023
Zhiyi Zhang (1)	$60,000	$60,000
Tie Li (2)	185,000	110,000
NMCayman (3)	35,755	613,255
Total short-term loans – related parties	$280,755	$783,255

(1)	On November 29, 2022, Visiontech signed a loan with Zhiyi (Jonathan) Zhang, one of the stockholders of the Company, for the principal amount of $100,000 with 8% interest rate. This loan is originally required to be paid in full before May 29, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently further extended to August 15, 2024, and finally extended to April 15, 2025. During the year ended December 31, 2023, the Company paid $40,000 to Zhiyi Zhang. The loan balance as of December 31, 2024 and 2023 was $60,000 and $60,000. As of December 31, 2024 and 2023, the accrued interest of this loan was $12,079 and $7,186, respectively.

(2)	In December 2022, the Company signed two loans with Tie (James) Li, the Company’s CEO, for the total principal amount of $610,000 with 8% interest rate. This loan is originally required to be paid in full before June 1, 2023, the Company initially extended it to November 15, 2023. The Company made $500,000 payments towards the loan on June 16, 2023 and paid $50,000 on July 29, 2024. The $110,000 loan was further extended to February 15, 2024, subsequently extended to August 15, 2024, and finally extended to April 15, 2025. The loan balance as of December 31, 2024 and 2023 was $60,000 and $110,000, respectively. The accrued interest of this loan as of December 31, 2024 and 2023 was $547 and $8,800, respectively.

On July 11, 2023, Lakeshore signed one loan with Tie (James) Li for a principal amount of $125,000 with 8% interest rate. This loan was required to be paid in full before November 11, 2023. On December 8, 2023, Lakeshore entered into a side letter to this loan agreement to extend the repayment to March 11, 2024 and agree to waive any and all interest and penalties that may have accrued commencing on November 11, 2023. This loan was subsequently extended to September 15, 2024 and finally extended to April 15, 2025. The loan balance as of December 31, 2024 and 2023 was $125,000 and $0, respectively. As of December 31, 2024, accrued interest of this loan was $2,521.

(3)	On January 17, 2023, the Company and NMCayman entered into a loan agreement for the principal amount of $318,270 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently extended to August 15, 2024, and finally extended to April 15, 2025. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with NMCayman, under which $299,714 balance of this debt and $277,786 balance of another debt (see below) will be converted into 218,750 shares of common stock for James at a conversion price of $2.64 per share. As of December 31, 2024 and 2023, the loan balance was $18,556 and $318,270, respectively. As of December 31, 2024 and 2023, accrued interest of this loan was $46,180 and $24,276, respectively.

On January 17, 2023, the Company and NMCayman entered into a loan agreement for the principal amount of $294,985 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently extended to August 15, 2024, and finally extended to April 15, 2025. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with NMCayman, under which $277,786 balance of this debt and $299,714 balance of another debt will be converted into 218,750 shares of common stock for James at a conversion price of $2.64 per share. As of December 31, 2024 and 2023, the loan balance was $17,199 and $294,985, respectively. As of December 31, 2024 and 2023, the accrued interest of this loan was $42,449 and $22,500, respectively.

On April 1, 2023, NMI and NMCayman entered into a loan agreement for the principal amount of $160,000 with 8% interest rate. This loan had been paid in full on June 13, 2023.

Interest expense for short-term loan - related parties amounted to $61,597 and $80,381 during the twelve months ended December 31, 2024 and 2023, respectively.